Related Party Transactions - Additional Information (Details) - USD ($)					1 Months Ended			11 Months Ended	12 Months Ended
	Feb. 15, 2024	Nov. 30, 2022	Sep. 28, 2021	Sep. 23, 2021	Nov. 30, 2023	Sep. 30, 2023	Jul. 31, 2023	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Feb. 07, 2024	Dec. 13, 2023	Oct. 27, 2023	Oct. 26, 2023	Sep. 15, 2023	Sep. 12, 2023	Aug. 29, 2023	Aug. 28, 2023	Aug. 15, 2023	Jul. 25, 2023	Jun. 26, 2023	Jun. 12, 2023	May 03, 2023	Apr. 27, 2023	Mar. 28, 2023	Feb. 27, 2023	Jan. 25, 2023	Dec. 27, 2022	Nov. 28, 2022	Oct. 26, 2022	Sep. 26, 2022	Sep. 23, 2022	Dec. 31, 2020	Jul. 01, 2020
Related Party Transaction [Line Items]
Induced conversion of debt expenses									$ 168,356	$ 0
Sale of units in private placement									490,000
Sale of units description		In November 2022, the Company initiated an offering to sell to a select group of accredited investors only, on a private placement basis, 1,000,000 units for a purchase price of $4.00 per unit (the “Units”), each Unit consisting of one share of common stock and one warrant to purchase one share of common stock with an exercise price of $4.00 (the “2022 Offering”).
Common stock, par value									$ 0.001	$ 0.001
Private Placement
Related Party Transaction [Line Items]
Sale of units in private placement		1,000,000							261,250	228,750
Common Stock
Related Party Transaction [Line Items]
Common stock, par value									$ 0.001	$ 0.001
Investor
Related Party Transaction [Line Items]
Debt instrument stated interest rate percentage										8.00%																							5.00%
Minimum proceeds from equity financing										$ 5,000,000
Long term debt date of maturity									Jul. 01, 2025
Debt instrument number of shares issuable upon conversion									704,299
Debt instrument converted instrument amount					$ 200,000
Debt instrument accrued interest component converted into equity					$ 33,644
Debt conversion converted amount shares issued					100,000
Induced conversion of debt expenses									$ 168,356
Convertible notes non current									3,143,725	3,343,725
Interest payable current									377,772	230,627
Interest expenses on long term debt									180,789	$ 137,709
Principal amount																																		$ 3,500,000
Debt instrument conversion price per share										$ 5
Investor | Working Capital Note
Related Party Transaction [Line Items]
Principal amount									705,000					$ 55,000	$ 50,000	$ 75,000	$ 100,000		$ 75,000			$ 100,000	$ 250,000
Three Hundred And Three Development Corporation
Related Party Transaction [Line Items]
Contracts With Customer liability advances received during the period						$ 100,000	$ 200,000
GIGCAPITAL5, INC [Member]
Related Party Transaction [Line Items]
Accrued liabilities current									$ 893,830	$ 103,344
Proceeds from issuance of unit			$ 225,400,000	$ 30,000,000
Sale of stock price per unit			$ 10
Exercise price of warrants			$ 11.5	$ 11.5				$ 11.5
Minimum price per share required for redemption of warrants									$ 18
Holding period of shares for completion of initial business combination									6 months
Period after completion of business combination to allow transfer of shares									30 days
Warrants transfer restrictions period following consummation of business combination									1 year
Principal amount																															$ 960,000
Common stock, par value				$ 0.0001					$ 0.0001	$ 0.0001
Note Payable to related party									$ 1,506,389	$ 257,492
Fair value, option, aggregate differences									1,560,000
Debt discount on note payable to related party									245,253	$ 54,034
GIGCAPITAL5, INC [Member] | Working Capital Note
Related Party Transaction [Line Items]
Principal amount									$ 1,500,000			$ 53,640	$ 381,360							$ 65,000	$ 130,000			$ 65,000	$ 130,000	$ 350,000	$ 65,000
Debt instrument conversion price per share									$ 10
Note Payable to related party									$ 1,506,389
Fair value, option, aggregate differences									8,897
GIGCAPITAL5, INC [Member] | Extension Note
Related Party Transaction [Line Items]
Principal amount									$ 1,560,000									$ 100,000							100,000
Common stock, par value																																$ 0.0001
Debt instrument average market discount rate									18.22%
Debt discount on reduction to carrying principle amount									$ 299,287
Debt discount on note payable to related party									1,564,673
Total interest expenses									219,686
Unamortized debt discount									$ 61,687
GIGCAPITAL5, INC [Member] | Maximum
Related Party Transaction [Line Items]
Period after initial business combination to allow transfer of shares									90 days
GIGCAPITAL5, INC [Member] | Private Placement
Related Party Transaction [Line Items]
Proceeds from issuance of unit			$ 6,900,000
Sale of units description									Each Private Placement Unit consists of one share of the Company’s common stock, par value $0.0001 per share, and one redeemable warrant.
GIGCAPITAL5, INC [Member] | Private Placement | Working Capital Note
Related Party Transaction [Line Items]
Sale of units in private placement									150,000	150,000
GIGCAPITAL5, INC [Member] | Insider Shares Grant Agreements
Related Party Transaction [Line Items]
Effective date of grant award agreement									Sep. 23, 2021
GIGCAPITAL5, INC [Member] | Common Stock
Related Party Transaction [Line Items]
Stock price threshold that allows transfer of shares									$ 11.5
GIGCAPITAL5, INC [Member] | Common Stock | Maximum
Related Party Transaction [Line Items]
Exercise price of warrants									$ 9.2
GIGCAPITAL5, INC [Member] | Common Stock | Private Placement
Related Party Transaction [Line Items]
Number of shares of common stock per unit									1
Common stock, par value									$ 0.0001
GIGCAPITAL5, INC [Member] | Warrants
Related Party Transaction [Line Items]
Sale of units description									Each Public Unit consists of one share of the Company’s common stock (a “Public Share”), $0.0001 par value, and one redeemable warrant (a “Public Warrant”).
Period after business combination when warrants become exercisable									30 days
Period after offering when warrants become exercisable									12 months
Warrants exercisable expiration period after completion of business combination									5 years
Net cash settlement value of warrants									$ 0
Redemption price per warrant									$ 0.01
Minimum period of prior written notice of redemption of warrants									30 days
Minimum price per share required for redemption of warrants									$ 18
GIGCAPITAL5, INC [Member] | Warrants | Private Placement
Related Party Transaction [Line Items]
Number of shares of common stock per unit									1
GIGCAPITAL5, INC [Member] | Founders
Related Party Transaction [Line Items]
Forfeiture of shares				4,312,500
Sale of units in private placement			795,000
Sale of stock price per unit			$ 10
GIGCAPITAL5, INC [Member] | Founders | Private Placement
Related Party Transaction [Line Items]
Sale of units in private placement								795,000
Sale of stock price per unit								$ 10
Number of shares of common stock per unit								1	1
Sale of units description									Each Private Placement Unit consists of one share of the Company’s common stock and one warrant (a “Private Placement Warrant”).
GIGCAPITAL5, INC [Member] | Founders | Common Stock
Related Party Transaction [Line Items]
Sale of common stock, Shares								5,735,000
Proceeds from issuance of unit								$ 25,000
Sale of common stock price per share								$ 0.0043592
GIGCAPITAL5, INC [Member] | Founders | Warrants | Private Placement
Related Party Transaction [Line Items]
Period after business combination when warrants become exercisable									30 days
Period after offering when warrants become exercisable									12 months
Warrants exercisable expiration period after completion of business combination									5 years
Sale of units description									(or such lesser period depending upon the number of one-month extensions which occur)
Net cash settlement value of warrants									$ 0
Redemption price per warrant									$ 0.01
Minimum period of prior written notice of redemption of warrants									30 days
Minimum price per share required for redemption of warrants									$ 18
GIGCAPITAL5, INC [Member] | Mr Weightman
Related Party Transaction [Line Items]
Forfeiture of shares								5,000
Monthly payment for services				$ 2,500
GIGCAPITAL5, INC [Member] | Mr Weightman | Maximum
Related Party Transaction [Line Items]
Monthly payment for services				$ 15,000
GIGCAPITAL5, INC [Member] | Mr Weightman | Insider Shares Grant Agreements
Related Party Transaction [Line Items]
Effective date of grant award agreement								Sep. 23, 2021
Common stock issued in consideration for future service				5,000				5,000	5,000
GIGCAPITAL5, INC [Member] | GigManagement, LLC
Related Party Transaction [Line Items]
Accrued liabilities current									$ 780,000
Payment to affiliate of sponsor									30,000
GIGCAPITAL5, INC [Member] | Sponsor | First Non-Convertible Working Capital Note
Related Party Transaction [Line Items]
Principal amount												66,360
GIGCAPITAL5, INC [Member] | Sponsor | Working Capital Note
Related Party Transaction [Line Items]
Principal amount												$ 53,640	$ 381,360							$ 65,000	$ 130,000			$ 65,000	$ 130,000	350,000		$ 65,000	$ 65,000	$ 65,000	65,000
GIGCAPITAL5, INC [Member] | Sponsor | Extension Note
Related Party Transaction [Line Items]
Principal amount																										$ 160,000				$ 160,000	$ 160,000
Advisory Fees To Directors For Board Committee Services And Analytical Services | GIGCAPITAL5, INC [Member] | Director
Related Party Transaction [Line Items]
Accrued liabilities current									696,000
Management Services Agreement | John Han C Clock
Related Party Transaction [Line Items]
Other operating income									48,000	$ 48,000
Accounts payable current									0	0
Business Associate Agreement | John Han C Clock
Related Party Transaction [Line Items]
Non trade receivables current									0	0
Business Associate Agreement | Selling, general and administrative | John Han C Clock
Related Party Transaction [Line Items]
Related party transactions purchases from related party									$ 8,100	$ 7,200
Subsequent Event | GIGCAPITAL5, INC [Member]
Related Party Transaction [Line Items]
Debt Instrument, Periodic Payment, Interest	$ 0
Subsequent Event | Non-Convertible Loan Working Capital Amendment | GIGCAPITAL5, INC [Member]
Related Party Transaction [Line Items]
Principal amount											$ 262,247
Subsequent Event | Non-Convertible Loan Working Capital Amendment | GIGCAPITAL5, INC [Member] | Second Non-Convertible Working Capital Note
Related Party Transaction [Line Items]
Principal amount											262,247
Subsequent Event | Non-Convertible Loan Working Capital Amendment | GIGCAPITAL5, INC [Member] | Third Non Convertible Working Capital Note
Related Party Transaction [Line Items]
Principal amount	297,247										297,247
Subsequent Event | Non-Convertible Loan Working Capital Amendment | GIGCAPITAL5, INC [Member] | Sponsor | Second Non-Convertible Working Capital Note
Related Party Transaction [Line Items]
Principal amount											$ 195,887
Subsequent Event | Non-Convertible Loan Working Capital Amendment | GIGCAPITAL5, INC [Member] | Sponsor | Third Non Convertible Working Capital Note
Related Party Transaction [Line Items]
Principal amount	$ 35,000